NET (LOSS) INCOME PER SHARE	12 Months Ended
Sep. 30, 2011
NET (LOSS) INCOME PER SHARE

22. NET (LOSS) INCOME PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

Numerator:
Income (loss) from continuing operations	1,186	155	(502)
Income (loss) from discontinued operations, net of tax	2	(2,053)	(3,300)
Net (loss) income	1,188	(1,898)	(3,802)
- allocated to ordinary Share - basic	1,188	(1,898)	(3,800)
-allocated to nonvested restricted share - basic	—	—	(2)

Denominator:
Weighted average number of ordinary shares outstanding	140,260,811	138,232,493	133,489,261
Weighted average number of nonvested restricted share	—	—	82,466
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	215,130	—	—

Weighted average ordinary shares outstanding used in computing diluted net income per share	140,475,941	138,232,493	133,571,727

Basic net (loss) income per share
Basic from continuing operations	0.01	—	—
Basic from discontinued operations (net of tax)	—	(0.01)	(0.03)

Basic	0.01	(0.01)	(0.03)

Basic net (loss) income per nonvested restricted share
Basic from continuing operations	—	—	—
Basic from discontinued operations (net of tax)	—	—	(0.03)

Basic	—	—	(0.03)

Diluted net (loss) income per share
Diluted from continuing operations	0.01	—	—
Diluted from discontinued operations (net of tax)	—	(0.01)	(0.03)

Diluted	0.01	(0.01)	(0.03)

Basic net (loss) income per share
- allocated to ordinary Share - basic	0.01	(0.01)	(0.03)
-allocated to nonvested restricted share - basic	—	—	(0.03)
Diluted	0.01	(0.01)	(0.03)